Schedule H, Line 4i – Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment [Text Block]

Zions Bancorporation, N.A. Payshelter 401(k) and
Employee Stock Ownership Plan

Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
EIN: 87-0189025 Plan: 006

December 31, 2025

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment	(d) Cost of Assets (1)	(e) Current Value

	INVESTMENTS
	Zions Bancorporation, N.A. common stock
*	ZIONS BANCORPORATION, N.A.	COMMON STOCK (6,265,968 shares)	$248,652,300	$366,899,621

	Common collective trusts
*	FIDELITY INVESTMENTS	MANAGED INCOME PORTFOLIO II CL 2 (346 units)		346
*	FIDELITY INVESTMENTS	MANAGED INCOME PORTFOLIO II CL 4 (63,537,187 units)		63,537,187
				63,537,533
	Lifecycle and Other
	VANGUARD	TARGET RETIREMENT INC (203,001 shares)		10,172,365
	VANGUARD	TARGET RETIREMENT 2020 (494,689 shares)		26,030,545
	VANGUARD	TARGET RETIREMENT 2025 (800,397 shares)		45,366,529
	VANGUARD	TARGET RETIREMENT 2030 (1,521,146 shares)		90,371,282
	VANGUARD	TARGET RETIREMENT 2035 (1,309,682 shares)		83,138,632
	VANGUARD	TARGET RETIREMENT 2040 (1,591,867 shares)		109,456,756
	VANGUARD	TARGET RETIREMENT 2045 (1,297,558 shares)		94,111,850
	VANGUARD	TARGET RETIREMENT 2050 (1,163,711 shares)		87,103,745
	VANGUARD	TARGET RETIREMENT 2055 (390,682 shares)		39,169,805
	VANGUARD	TARGET RETIREMENT 2060 (303,048 shares)		23,983,214
	VANGUARD	TARGET RETIREMENT 2065 (202,054 shares)		9,844,052
	JANUS HENDERSON	ENTERPRISE III (4,086,389 shares)		58,937,171
*	FIDELITY INVESTMENTS	FID CONTRA POOL CL A (3,819,429 shares)		212,589,415
*	FIDELITY INVESTMENTS	FIAM CORE PLUS CL J (2,170,833 shares)		53,619,565
				943,894,926
				1,007,432,459
	Registered investment companies
	Domestic
	VANGUARD	SELECTED VALUE (1,103,314 shares)		29,259,880
	VANGUARD	MID CAP INDEX INSTITUTIONAL (623,368 shares)		49,482,984
	VANGUARD	SMALL CAP INDEX INSTITUTIONAL (273,118 shares)		33,751,886
	AMERICAN BEACON	LG CAP VAL R6 (1,707,207 shares)		45,958,021
	ALLSPRING	SPECIAL SMALL CAP VALUE IS (378,145 shares)		13,688,852
*	FIDELITY INVESTMENTS	BALANCED K (1,235,878 shares)		39,721,112
*	FIDELITY INVESTMENTS	U.S. BOND INDEX (2,924,873 shares)		30,886,663
*	FIDELITY INVESTMENTS	500 INDEX INSTITUTIONAL (1,083,854 shares)		257,653,684

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment	(d) Cost of Assets (1)	(e) Current Value

*	FIDELITY INVESTMENTS	FIMM GOVT INST (65,401,367 shares)		65,401,367
*	FIDELITY INVESTMENTS	SMALL CAP GR K6 (1,262,315 shares)		24,387,921
				590,192,370
	International
	DFA EMRG MKT CORE EQ	DFA EMRG MKT CORE EQ (568,248 shares)		16,524,663
	AMERICAN FUNDS	EUROPACIFIC GROWTH R6 (198,283 shares)		12,011,958
*	FIDELITY INVESTMENTS	INTERNATIONAL INDEX (1,001,992 shares)		60,921,091
				89,457,712
				679,650,082
				$2,053,982,162
	RECEIVABLES
*	Notes receivable from participants	Interest rates ranging from 4.25% to 9.5%, with maturities through November 2035		$26,179,163

*	Indicates party-in-interest to the Plan
(1)	Only provided for nonparticipant-directed investments